Filed Pursuant to Rule 497(e)
                                                       Registration No. 33-66262

                         GAMCO GLOBAL SERIES FUNDS, INC.
                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
                          THE GAMCO GLOBAL GROWTH FUND
                        THE GAMCO GLOBAL OPPORTUNITY FUND
                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
                                  (THE "FUNDS")

                         SUPPLEMENT DATED APRIL 3, 2006
     TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION EACH DATED
                                  MAY 1, 2005

THE FOLLOWING REPLACES THE SECOND PARAGRAPH IN THE "THE PORTFOLIO MANAGERS" SECTION OF THE FUNDS' PROSPECTUSES FOR ALL CLASSES OF SHARES.

GLOBAL CONVERTIBLE SECURITIES FUND The day-to-day investment management of the GAMCO Global Convertible Securities Fund is performed by a team of portfolio managers comprised of Joshua Fenton, Nancy E. Stuebe and Mario J. Gabelli, effective February 28, 2006. Ms. Stuebe has been an associate portfolio manager with Gabelli Funds since May 2005. Prior to that, she was an analyst and portfolio manager with William D Witter Inc. (2003-2005) and Weiss, Peck & Greer LLC (1998-2003). Mr. Fenton has been the Director of Buy Side Research for GAMCO Asset Management Inc since 2001 and is a co-portfolio manager of the Gabelli Dividend and Income Trust and Westwood Mighty Mites Fund. Prior to joining Gabelli Funds he was a Director of Research for Douglas, Noyles & Company, Inc. from 1996 through 2001. A. Hartswell Woodson, III resigned from the Adviser effective February 28, 2006.

THE FOLLOWING REPLACES THE INFORMATION REGARDING A. HARTSWELL WOODSON, III IN THE STATEMENT OF ADDITIONAL

INFORMATION.

A. Hartswell Woodson, III resigned from the Adviser effective February 28, 2006. Effective on that date, a team of portfolio managers replaced A. Hartswell Woodson, III and became responsible for the day-to-day investment management of GAMCO Global Convertible Securities Fund.

THE FOLLOWING REPLACES THE INFORMATION REGARDING A. HARTSWELL WOODSON, III IN THE "PORTFOLIO MANAGER INFORMATION"

SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION.

PORTFOLIO MANAGER INFORMATION

OTHER ACCOUNTS MANAGED

The information below provides summary information regarding other accounts for which the portfolio manager was primarily responsible for day-to-day management during the fiscal year ended December 31, 2004.

                                                                                                    # OF ACCOUNTS
                                                                                                     MANAGED WITH     TOTAL ASSETS
                                                                        TOTAL                        ADVISORY FEE     WITH ADVISORY
     NAME OF PORTFOLIO                                              # OF ACCOUNTS                      BASED ON       FEE BASED ON
          MANAGER                      TYPE OF ACCOUNTS                MANAGED      TOTAL ASSETS*    PERFORMANCE       PERFORMANCE
Nancy E. Stuebe              Registered Investment                        0              $0               0                $0
                             Companies:
                             Other Pooled Investment                      0              $0               0                $0
                             Vehicles:
                             Other Accounts:                              0              $0               0                $0

Joshua Fenton                Registered Investment Companies              2            $433.7             0                $0
                             Other Pooled Investment Vehicles:
                             Other Accounts:                              0              $0               0                $0
                                                                          9             $10.6             0                $0


     *Represents the portion of assets for which the portfolio manager has primary responsibility in the accounts indicated. The accounts indicated may contain additional assets under the primary responsibility of other portfolio managers

OWNERSHIP OF SHARES IN THE FUND

Set forth in the table below is the dollar range of equity securities in the Funds beneficially owned by each member of the Portfolio Management Team:

                                                                           DOLLAR RANGE
                                                                             OF EQUITY
                                                                            SECURITIES
        TEAM MEMBER                              FUND                      HELD IN EACH
                                                                               FUND*
      Mario J. Gabelli            Global Convertible Securities Fund             E
        Nancy Stuebe              Global Convertible Securities Fund             A
       Joshua Fenton              Global Convertible Securities Fund             A

--------------------------------------------
*        Key to Dollar Ranges- Information as of December 31, 2004
A.       None

B.  $1 - $10,000
C.  $10,001 - $50,000
D.  $50,001 -  $100,000
E.  $100,001  - $500,000
F.  $500,001 - $1,000,000
G.  over $1,000,000

The following amends the information included under the heading Portfolio Manager Information